Line of Credit and Mortgage Payable (Details) - Mortgage payable - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
2017	$ 7,571	$ 9,228
2018	9,228	9,228
2019	9,228	9,228
2020	9,228	9,228
2021	9,228	9,228
Thereafter	263,860	263,860
Long-term Debt	$ 308,343	$ 310,000